Interest Rate Benchmark Reform	6 Months Ended
Sep. 30, 2023
Text block [abstract]
Interest Rate Benchmark Reform
19	INTEREST RATE BENCHMARK REFORM
As of March 31, 2023, the Group had completed all of the transition from the London Interbank Offered Rate (“LIBOR”) settings which ceased at the end of 2021 to alternative reference rates. The Group continues the transition of financial instruments referencing the USD LIBOR settings which ceased as of June 30, 2023.
The following table shows quantitative information about financial instruments that have yet to be referencing the USD LIBOR at September 30, 2023 and March 31, 2023. The amounts in the table below are the aggregation of the amounts used for regulatory reporting of SMFG, SMBC, SMBC’s subsidiaries and SMBC Nikko Securities. They include contracts that will switch to using alternative reference rates at the next reset after September 30, 2023 and March 31, 2023. They also include, to a limited extent, synthetic USD LIBOR contracts that the Group utilized as a temporary solution.

	At September 30, 2023	At March 31, 2023

	(In billions)
Carrying amount of non-derivative financial assets	¥2,908	¥9,568
Carrying amount of non-derivative financial liabilities	77	1,351
Derivative notional amounts	1,965	247,066